Stock Incentive Plans - Additional Information (Detail) - Jun. 30, 2015 - shares	Total
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance in connection with its stock incentive plans	6,000,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options and SARs exercisable period after the date of grant (in years)	3 years
Minimum | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price of common stock under stock options	100.00%
Stock options and SARs exercisable period after the date of grant (in years)	1 year
Maximum | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options and SARs exercisable period after the date of grant (in years)	3 years
Stock options and SARs expiration period (in years)	10 years
Omnibus Stock Incentive Plan 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares authorized for issuance under stock incentive plan	14,700,000